Long-Term Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of short and long term investments [Line Items]
Short-term investments	R$ 71,898	R$ 0
Long-term investments	1,040,454	780,312
Financial assets at fair value through profit or loss and held-to-maturity investments
Disclosure of short and long term investments [Line Items]
Short and long-term investments	1,112,352	780,312
investment funds short and long term [Member]
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 107,847	0
Weighted average rate p.a.	12.60%
Maturity	Jun-26
TAP Bond
Disclosure of short and long term investments [Line Items]
Short and long-term investments	R$ 1,004,505	R$ 780,312
Weighted average rate p.a.	7.50%
Maturity	Mar-26